Investments Held at Fair Value - Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale financial assets [abstract]
Cash outflow from investments held at fair value	£ 228	£ 345
Cash outflow from loans and other receivables	29	24
Cash outflows from investments per cash flow statement	257	369
Cash inflow from investments held at fair value	(96)	(98)
Cash inflow from loans and other receivables	(32)	(43)
Cash inflows from investments per cash flow statement	£ (128)	£ (141)